ASSET ACQUISITION AND IN-LICENSED TECHNOLOGY - Skinvisible (Details) - Skinvisable - USD ($)		1 Months Ended
	Oct. 17, 2019	Mar. 31, 2022	Dec. 31, 2021	Jul. 10, 2021	Jun. 26, 2021	Jan. 27, 2021	Dec. 31, 2020	Dec. 31, 2019
Asset acquisitions and in-licensed technology
Purchase price agreement	$ 1,000,000
Clinical milestones			$ 7,500,000
Regulatory approval milestones			15,000,000			$ 21,750,000
Installment payments								$ 500,000
License acquisition liability			250,000				$ 875,000
Amount paid against consideration liability		$ 50,000
Sales Milestone Tier One
Asset acquisitions and in-licensed technology
Sales milestones			10,000,000
Sales achievement			100,000,000
Sales Milestone Tier Two
Asset acquisitions and in-licensed technology
Sales milestones			25,000,000
Sales achievement			250,000,000
Sales Milestone Tier Three
Asset acquisitions and in-licensed technology
Sales milestones			50,000,000
Sales achievement			400,000,000
Amendment 3
Asset acquisitions and in-licensed technology
Clinical milestones						750,000
Regulatory approval milestones						$ 5,000,000
Amendment 5
Asset acquisitions and in-licensed technology
First payment					$ 107,500
Second payment				$ 250,000
Third payment			$ 250,000